UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                          David I. Goldstein, President
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                         Date of fiscal year end: May 31

            Date of reporting period: June 1, 2004 - August 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004
--------------------------------------------------------------------------------

     FACE AMOUNT                     SECURITY DESCRIPTION                     RATE       MATURITY                VALUE

ASSET BACKED SECURITIES - 2.7%
          $ 2,395,051 California Infrastructure SCE Series 97-1-A6 (Cost $2,356,26.38%     09/25/08             $ 2,495,684
                                                                                                             ---------------


CORPORATE BONDS & NOTES - 31.8%
            1,825,000 Aristech Chemicals Corp.                                    6.88     11/15/06               1,951,921
            2,000,000 AT&T Corp.                                                  8.05     11/15/11               2,185,000
            1,000,000 Baltimore Gas & Electric MTN                                6.75     06/05/12               1,121,843
            2,000,000 Bombardier Capital, Inc.~                                   7.50     10/17/05               2,038,914
            1,300,000 Comcast Cable Communications                                7.13     06/15/13               1,469,528
            1,000,000 Comcast Corp.                                               6.50     01/15/15               1,078,870
            2,295,000 Consolidated Freightways                                    7.35     06/01/05               2,360,993
            3,000,000 Ford Motor Credit Co.                                       7.38     10/28/09               3,287,037
              235,000 General Electric Capital Corp. MTN Series A+                1.21     12/01/36                 231,155
            1,000,000 General Electric Capital Corp. MTN Series A                 6.88     11/15/10               1,139,251
            1,550,000 General Electric Co.                                        5.00     02/01/13               1,597,162
            2,000,000 Kraft Foods, Inc.                                           5.25     06/01/07               2,103,858
            1,300,000 Merrill Lynch & Co.                                         4.00     09/15/08               1,307,255
            3,000,000 Pemex Project Funding Master Trust                          7.38     12/15/14               3,297,000
            2,800,000 Rouse Co.                                                   8.00     04/30/09               3,102,319
              800,000 Wilmington Trust Corp.                                      6.63     05/01/08                 884,352
                                                                                                             ---------------
Total Corporate Bonds & Notes (Cost $28,769,299)                                                                 29,156,458
                                                                                                             ---------------


US GOVERNMENT & AGENCY OBLIGATIONS - 58.3%
FFCB - 2.4%
            2,000,000 FFCB                                                        6.00     06/11/08               2,189,076
                                                                                                             ---------------


FHLB NOTES - 5.7%
            3,000,000 FHLB Series RF-07                                           6.75     08/15/07               3,311,769
            2,000,000 FHLB Series WJ-11                                           4.00     12/19/11               1,955,114
                                                                                                             ---------------
                                                                                                                  5,266,883
                                                                                                             ---------------


FHLMC DEBENTURES - 2.2%
            2,000,000 FHLMC MTN +                                                 2.15     01/23/09               2,000,292
                                                                                                             ---------------


FNMA - 2.2%
            2,000,000 FNMA+/-                                                     3.00     01/27/11               2,002,352
                                                                                                             ---------------


GUARANTEED EXPORT TRUST - 0.0%
                7,542 Guaranteed Export Trust Series 94-F                         8.19     12/15/04                   7,680
                                                                                                             ---------------


MORTGAGE BACKED SECURITIES - 32.0%
            3,102,118 FHLMC Pool # 1B0889+                                        4.54     05/01/33               3,137,524
               51,108 FHLMC Pool # C00210                                         8.00     01/01/23                  55,879
              469,011 FHLMC Pool # E20099                                         6.50     05/01/09                 500,230
            3,042,018 FHLMC Pool # E93051                                         5.50     12/01/17               3,154,371
               36,714 FHLMC Pool # G10049                                         8.00     10/01/07                  38,510
              330,816 FHLMC Pool # G10543                                         6.00     06/01/11                 348,858
              310,525 FHLMC Pool # G10682                                         7.50     06/01/12                 330,265
              281,045 FHLMC Pool # G10690                                         7.00     07/01/12                 298,248
            3,008,149 FHLMC Pool # M80814                                         5.00     05/01/10               3,086,814
            2,019,038 FHLMC Pool # M90747                                         5.50     08/01/07               2,074,153
            1,091,563 FNMA Pool # 254089                                          6.00     12/01/16               1,147,953
              209,578 FNMA Pool # 326570                                          7.00     02/01/08                 218,430
              227,967 FNMA Pool # 409589                                          9.50     11/01/15                 252,479
              934,287 FNMA Pool # 433646                                          6.00     10/01/13                 984,228
              438,571 FNMA Pool # 539082                                          7.00     08/01/28                 469,582
               42,305 FNMA Pool # 572448                                          7.00     03/01/27                  45,370
              751,570 FNMA Pool # 625536                                          6.00     01/01/32                 780,321
              786,222 FNMA Pool # 628837                                          6.50     03/01/32                 828,591
            2,980,929 FNMA Pool # 663238                                          5.50     09/01/32               3,038,331
            3,650,963 FNMA Pool # 725544                                          5.50     12/01/17               3,789,539
            1,089,750 FNMA Pool # 741373+                                         4.26     12/01/33               1,094,829
            1,256,348 FNMA Pool # 744805+                                         4.58     11/01/33               1,255,769



            1,593,851 FNMA Pool # 764342+                                         4.00     02/01/34               1,585,578
              239,703 GNMA Pool # 487110                                          6.50     04/15/29                 253,543
               82,436 GNMA Pool # 571166                                          7.00     08/15/31                  88,172
              475,496 GNMA Pool # 781186                                          9.00     06/15/30                 530,309
                                                                                                             ---------------
                                                                                                                 29,387,876
                                                                                                             ---------------


US TREASURY SECURITIES - 13.8%
            5,000,000 US Treasury Bill ?                                          1.35     09/30/04               4,994,390
            4,330,000 US Treasury Inflation Index                                 2.00     01/15/14               4,545,811
            3,000,000 US Treasury Note                                            4.75     05/15/14               3,149,415
                                                                                                             ---------------
                                                                                                                 12,689,616
                                                                                                             ---------------

Total US Government & Agency Obligations (Cost $52,496,609)                                                      53,543,775
                                                                                                             ---------------



       SHARES
MONEY MARKET FUNDS - 6.3%
            1,352,928 CitiSM Institutional Cash Reserves Class O                                                  1,352,928
            4,442,137 CitiSM Institutional Liquid Reserves Class A                                                4,442,137
                                                                                                             ---------------
Total Money Market Funds (Cost $5,795,065)                                                                        5,795,065
                                                                                                             ---------------


MONEY MARKET DEPOSIT ACCOUNT - 0.3%
              250,992 Citibank Money Market Deposit Account Cost ($250,992)                                         250,992
                                                                                                             ---------------


Total Investments in Securities - 99.4% Cost ($89,668,209)                                                     $ 91,241,974
Other Assets and Liabilities, Net - 0.6%                                                                            518,860
                                                                                                             ---------------
NET ASSETS - 100.0%                                                                                             $91,760,834
                                                                                                             ===============




--------------------------------------------------------------------------------
~ Denotes a security that may be resold to "Qualified institutional buyers" under Rule 144A or pursuant to Section 4 (2) of the Securities Act of 1933, as amended. As of August 31, 2004, this security amounted to $2,038,914, which represents 2.2% of Net Assets. Following is additional information on the security:
           SECURITY              ACQUISITION  DATE            COST
       Bombardier Capital, Inc.  September 3, 2004           $ 2,149,000

+      Variable rate security.
+/- Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
?      Zero coupon bond.  Interest rate presented is yield to maturity.
*      Cost for Federal income tax purposes  is  substantially  the same  as for
       financial   statement   purposes   and   net    unrealized   appreciation
       (depreciation) consists of:
                      Gross Unrealized Appreciation                  $1,889,125
                      Gross Unrealized Depreciation                   (315,360)
                                                                   -------------
                      Net Unrealized Appreciation (Depreciation)     $1,573,765
FHLB   Federal Home Loan Bank
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
GNMA   Government National Mortgage Association
MTN    Medium Term Note

--------------------------------------------------------------------------------
BROWN ADVISORY INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004
--------------------------------------------------------------------------------

      SHARES            SECURITY DESCRIPTION                                                                   VALUE

FOREIGN COMMON STOCK - 95.4%
AUSTRALIA - 6.3%
           273,400 St. George Bank, Ltd.                                                                      $ 4,148,889
         1,100,000 WMC Resources, Ltd.                                                                          3,821,683
                                                                                                     ---------------------
                                                                                                                7,970,572
                                                                                                     ---------------------

CANADA - 3.0%
           165,000 Talisman Energy, Inc.                                                                        3,764,344
                                                                                                     ---------------------

FRANCE - 11.7%
           170,000 France Telcom                                                                                4,014,258
            67,000 Marionnaud Parfumeries                                                                       1,772,625
            19,630 SEB SA                                                                                       2,062,381
           170,000 Thomson/ex-TMM                                                                               3,222,976
            19,500 Total SA                                                                                     3,794,106
                                                                                                     ---------------------
                                                                                                               14,866,346
                                                                                                     ---------------------

GERMANY - 2.5%
            77,000 Bayerische Motoren Werke AG                                                                  3,181,656
                                                                                                     ---------------------

GREECE - 1.1%
           338,400 Hellenic Technodomiki Tev SA                                                                 1,406,501
                                                                                                     ---------------------

HONG KONG - 2.3%
         1,073,400 Byd Co., Ltd.                                                                                2,910,584
                                                                                                     ---------------------

IRELAND - 7.1%
           288,000 Allied Irish Banks plc                                                                       4,539,583
           194,000 CRH plc                                                                                      4,427,727
                                                                                                     ---------------------
                                                                                                                8,967,310
                                                                                                     ---------------------

JAPAN - 6.2%
            83,000 Canon, Inc.                                                                                  3,947,879
           260,000 Yamaha Corp.                                                                                 3,871,156
                                                                                                     ---------------------
                                                                                                                7,819,035
                                                                                                     ---------------------

NETHERLANDS - 10.2%
           201,000 ABN AMRO Holdings NV                                                                         4,260,162
           349,000 Reed Elsevier NV                                                                             4,466,192
           185,000 TPG NV                                                                                       4,278,525
                                                                                                     ---------------------
                                                                                                               13,004,879
                                                                                                     ---------------------

SPAIN - 3.2%
           220,000 Endesa SA                                                                                    4,069,311
                                                                                                     ---------------------

SWITZERLAND - 6.2%



            59,700 Ciba Specialty Chemicals AG                                                                  3,625,172
            30,500 Zurich Financial Services AG                                                                 4,251,311
                                                                                                     ---------------------
                                                                                                                7,876,483
                                                                                                     ---------------------

TAIWAN - 5.5%
         3,124,807 Compal Electronics, Inc.                                                                     2,955,898
           527,080 Taiwan Semiconductor Manufacturing Co., Ltd. ADR                                             3,979,454
                                                                                                     ---------------------
                                                                                                                6,935,352
                                                                                                     ---------------------

THAILAND - 0.7%
        10,000,000 Charoen Pokphand Foods plc                                                                     912,365
                                                                                                     ---------------------

UNITED KINGDOM - 29.4%
           424,400 BP plc                                                                                       3,762,019
           958,000 Centrica plc                                                                                 4,239,548
           564,400 Davis Service Group plc                                                                      3,980,082
           224,000 GlaxoSmithKline plc                                                                          4,557,530
         1,004,000 Misys plc                                                                                    3,156,239
           165,000 Next plc                                                                                     4,416,781
           157,000 Royal Bank of Scotland Group plc                                                             4,369,270
           978,559 Tesco plc                                                                                    4,682,606
         1,865,000 Vodafone Group plc                                                                           4,235,739
                                                                                                     ---------------------
                                                                                                               37,399,814
                                                                                                     ---------------------

Total Common Stock (Cost $111,016,691)                                                                        121,084,552
                                                                                                     ---------------------

MONEY MARKET FUND - 3.9%
         5,027,216 CitiSM Institutional Trust Liquid Reserves Class A (Cost $5,027,216)                         5,027,216
                                                                                                     ---------------------

MONEY MARKET DEPOSIT ACCOUNT - 0.1%
            82,922 Citibank Money Market Deposit Account (Cost $82,922)                                            82,922
                                                                                                     ---------------------

Total Investments in Securities - 99.4% (Cost $116,126,829)                                                 $ 126,194,690
Other Assets and Liabilities, Net - 0.6%                                                                          762,287
                                                                                                     ---------------------
NET ASSETS - 100.0%                                                                                          $126,956,977
                                                                                                     =====================

--------------------------------------------------------------------------------
ADR - American Depositary Receipt.
+ Non-income producing security.

* Cost for  Federal  income  tax  purposes   is  substantially  the  same as for
  financial statement purposes and net  unrealized  appreciation  (depreciation)
  consists of:
                   Gross Unrealized Appreciation                                                             $ 15,727,395
                   Gross Unrealized Depreciation                                                               (5,659,534)
                                                                                                     ---------------------
                   Net Unrealized Appreciation (Depreciation)                                                $ 10,067,861

--------------------------------------------------------------------------------
BROWN ADVISORY GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004
--------------------------------------------------------------------------------

SHARES            SECURITY DESCRIPTION                                   VALUE

COMMON STOCK - 95.1%
CONSUMER DISCRETIONARY - 20.0%
    25,000 Comcast Corp. Class A+                                      $ 693,750
    11,000 Costco Wholesale Corp.                                        452,870
    25,000 InterActiveCorp.+                                             570,250
    31,000 Kohl's Corp.+                                               1,533,880
    19,000 Lowe's Cos., Inc.                                             944,300
    19,500 Marriott International, Inc. Class A                          925,275
    18,000 Outback Steakhouse, Inc.                                      704,520
    19,000 Target Corp.                                                  847,020
    56,000 Time Warner, Inc.+                                            915,600
    25,000 Viacom, Inc. Class B                                          832,750
                                                                    ------------
                                                                       8,420,215
                                                                    ------------

CONSUMER STAPLES - 7.3%
    16,500 Anheuser-Busch Cos., Inc.                                     871,200
    18,000 PepsiCo, Inc.                                                 900,000
    36,000 Walgreen Co.                                                1,312,200
                                                                    ------------
                                                                       3,083,400
                                                                    ------------

ENERGY - 4.3%
    13,000 Exxon Mobil Corp.                                             599,300
    20,000 Schlumberger Ltd.                                           1,236,000
                                                                    ------------
                                                                       1,835,300
                                                                    ------------

FINANCIALS - 12.2%
    20,900 American International Group, Inc.                          1,488,916
    18,000 Citigroup, Inc.                                               838,440
    10,000 Freddie Mac                                                   671,200
    39,000 Mellon Financial Corp.                                      1,125,540
    20,000 Morgan Stanley                                              1,014,600
                                                                    ------------
                                                                       5,138,696
                                                                    ------------

HEALTH CARE - 23.4%
    19,500 Abbott Laboratories                                           812,955
    19,000 Amgen, Inc.+                                                1,126,510
    12,000 Cephalon, Inc.+                                               564,120
    16,000 Eli Lilly & Co.                                             1,015,200
    20,000 Forest Laboratories, Inc.+                                    917,000
    20,000 Laboratory Corp. of America Holdings+                         831,800
    23,000 Medtronic, Inc.                                             1,144,250
    22,500 Merck & Co., Inc.                                           1,011,825
    56,000 Pfizer, Inc.                                                1,829,520
    18,000 Pharmaceutical Product Development, Inc.+                     611,100
                                                                    ------------
                                                                       9,864,280
                                                                    ------------

INDUSTRIALS - 6.2%
    33,000 General Electric Co.                                        1,082,070
    15,000 Jacobs Engineering Group, Inc.+                               586,650
    15,000 L-3 Communications Holdings, Inc.                             939,600
                                                                    ------------
                                                                       2,608,320
                                                                    ------------

INFORMATION TECHNOLOGY - 21.7%
    23,000 Affiliated Computer Services, Inc. Class A+                 1,249,590
    74,000 BEA Systems, Inc.+                                            488,400
    72,000 Cisco Systems, Inc.+                                        1,350,720
    27,500 Dell, Inc.+                                                   958,100
    11,800 Intel Corp.                                                   251,222
    61,000 Microsoft Corp.                                             1,665,300
   115,000 Parametric Technology Corp.+                                  560,050
    20,000 Qualcomm, Inc.                                                761,000
    52,000 Texas Instruments, Inc.                                     1,016,080
    50,150 Veritas Software Corp.+                                       838,508
                                                                    ------------
                                                                       9,138,970
                                                                    ------------

Total Common Stock (Cost $37,826,919)                                 40,089,181
                                                                    ------------

MONEY MARKET FUNDS - 4.8%
 1,539,622 Cash Reserve Fund, Inc., Institutional Series               1,539,622
   500,000 Cash Reserve Fund, Inc., Prime Series                         500,000
                                                                    ------------
Total Money Market Funds (Cost $2,039,622)                             2,039,622
                                                                    ------------

Total Investments in Securities - 99.9%  (Cost $39,866,541)*        $ 42,128,803
Other Assets & Liabilities, Net - 0.1%                                    41,872
                                                                    ------------
NET ASSETS - 100.0%                                                  $42,170,675
                                                                    ============

-----------------------------------------------
+ Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
           Gross Unrealized Appreciation                   $ 5,098,982
           Gross Unrealized Depreciation                    (2,836,720)
                                                           ------------
           Net Unrealized Appreciation (Depreciation)      $ 2,262,262

--------------------------------------------------------------------------------
BROWN ADVISORY MARYLAND BOND FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004
--------------------------------------------------------------------------------


FACE AMOUNT                          SECURITY DESCRIPTION                                            RATE     MATURITY       VALUE

MUNICIPAL BONDS - 98.1%
GENERAL OBLIGATION BONDS - 38.0%
     $ 100,000 Anne Arundel County Maryland                                                          5.25%  08/01/09       $ 112,110
       100,000 Anne Arundel County Maryland                                                          5.00   02/01/10         108,979
       250,000 Anne Arundel County Maryland                                                          5.00   02/15/10         278,045
       165,000 Anne Arundel County Maryland                                                          5.00   05/15/13         180,878
       500,000 Anne Arundel County Maryland                                                          4.75   02/15/17         529,845
       500,000 Anne Arundel County Maryland                                                          4.80   02/15/18         528,970
       835,000 Baltimore County Maryland Metropolitan District                                       4.40   08/01/09         898,836
       500,000 Baltimore County Maryland Metropolitan District 67th Issue                            5.00   06/01/07         541,060
               Carroll County Maryland County Commissioners Consolidated Public Improvement
       200,000 Prerefunded 12/01/06 @ 101                                                            5.10   12/01/12         216,382
               Carroll County Maryland County Commissioners Consolidated Public Improvement
       100,000 Prerefunded 12/01/07 @ 101                                                            5.00   12/01/15         109,923
       500,000 Charles County Maryland Consolidated Public Improvement                               4.20   02/01/11         535,530
       250,000 Charles County Maryland County Commissioners Consolidated Public Improvement          3.00   03/01/10         253,235
       100,000 Frederick County Maryland Public Facilities                                           5.00   07/01/07         108,264
       800,000 Frederick County Maryland Public Facilities                                           4.00   07/01/08         850,368
       225,000 Frederick County Maryland Public Facilities Series A                                  3.80   07/01/07         236,194
       250,000 Garrett County Maryland Hospital Refunding FGIC Insured                               5.10   07/01/09         278,147
       740,000 Harford County Maryland                                                               5.00   12/01/13         811,588
       200,000 Harford County Maryland Consolidated Public Improvement                               4.25   01/15/13         212,124
       240,000 Howard County Maryland Consolidated Public Improvement Series A                       4.30   02/15/08         256,433
       350,000 Howard County Maryland Consolidated Public Improvement Series A                       5.00   02/15/08         382,067
       295,000 Howard County Maryland Consolidated Public Improvement Series A                       5.00   02/15/09         319,267
       230,000 Howard County Maryland Consolidated Public Improvement Series A                       2.50   08/15/10         222,753
               Howard County Maryland Consolidated Public Improvement Series A
        30,000 Prerefunded 02/15/08 @ 100                                                            5.00   02/15/09          32,655
       565,000 Maryland National Capital Park & Planning Park Acquisition & Development Series BB2   3.50   07/01/09         587,549
     1,100,000 Montgomery County Maryland Consolidated Public Improvement Series A                   5.00   01/01/10       1,199,176
       325,000 Montgomery County Maryland Consolidated Public Improvement Series A                   4.70   01/01/13         349,001
       500,000 Montgomery County Maryland Consolidated Public Improvement Series A                   5.00   09/01/15         559,020
               Montgomery County Maryland Consolidated Public Improvement Series
     1,090,000 A Prerefunded 05/01/08 @ 101                                                          4.88   05/01/13       1,185,473
               Montgomery County Maryland Consolidated Public Improvement Series
       125,000 A Prerefunded 05/08/09 @ 101                                                          4.75   05/01/12         135,389
               Montgomery County Maryland Consolidated Public Improvement Series
       100,000 A Prerefunded 01/01/10 @ 101                                                          5.60   01/01/16         114,507
     1,000,000 Montgomery County Maryland Series A                                                   5.00   11/01/07       1,090,460
       500,000 Ocean City Maryland FGIC Insured                                                      4.25   03/01/11         535,595
       500,000 Ocean City Maryland MBIA Insured                                                      3.25   03/01/11         504,530
     1,000,000 Prince Georges County Maryland Consolidated Public Improvement                        3.25   09/15/11       1,005,380
        50,000 Prince Georges County Maryland Consolidated Public Improvement FSA Insured            5.00   10/01/12          54,939
       500,000 St Mary's County Maryland Public Facilities                                           3.25   11/01/08         516,705
       625,000 State of Maryland State & Local Facilities Loan 1st Series                            4.50   02/15/08         650,519
       385,000 State of Maryland State & Local Facilities Loan 1st Series                            4.00   03/01/08         407,715
       500,000 State of Maryland State & Local Facilities Loan 1st Series                            4.75   03/01/09         541,920
        50,000 State of Maryland State & Local Facilities Loan 1st Series                            4.50   03/01/14          52,489
       500,000 State of Maryland State & Local Facilities Loan 1st Series                            5.00   08/01/15         558,595
       300,000 State of Maryland State & Local Facilities Loan 2nd Series                            5.00   10/15/07         312,645
       225,000 State of Maryland State & Local Facilities Loan 2nd Series                            5.00   08/01/08         244,150
       150,000 State of Maryland State & Local Facilities Loan 2nd Series                            5.00   08/01/09         163,095
       350,000 State of Maryland State & Local Facilities Loan 2nd Series                            5.00   10/15/09         368,105
       500,000 State of Maryland State & Local Facilities Loan 3rd Series                            5.00   10/15/06         534,025
     2,070,000 State of Maryland State & Local Facilities Loan Capital Improvement Series A          5.50   08/01/13       2,406,727
       500,000 Washington Suburban Sanitation District - General Construction                        5.00   06/01/08         548,825
       500,000 Washington Suburban Sanitation District - General Construction                        4.25   06/01/10         538,930
       100,000 Washington Suburban Sanitation District - General Construction                        5.00   06/01/23         103,790
       450,000 Washington Suburban Sanitation District - Sewage Disposal                             5.25   06/01/07         489,951
     1,000,000 Washington Suburban Sanitation District - Sewage Disposal                             5.25   06/01/10       1,130,660
       200,000 Washington Suburban Sanitation District - Sewage Disposal 2nd Series                  4.75   06/01/07         215,090
       475,000 Washington Suburban Sanitation District - Water Supply                                4.38   06/01/07         506,093
       500,000 Washington Suburban Sanitation District - Water Supply                                4.25   06/01/10         538,930
       500,000 Washington Suburban Sanitation District - Water Supply 2nd Series                     3.00   06/01/11         497,110
                                                                                                                          ----------
Total General Obligation Bonds (Cost $25,761,653)                                                                         26,650,741
                                                                                                                          ----------

REVENUE BONDS - 60.1%
               Baltimore Maryland Certificates of Participation - Emergency Telecom Facilities
       635,000 Series A AMBAC Insured                                                                4.70   10/01/06         672,548
       925,000 Baltimore Maryland Convention Center MBIA Insured                                     5.00   09/01/19         989,528
       185,000 Carroll County Maryland Fairhaven & Copper Ridge Series A RADIAN  Insured             5.20   01/01/10         203,478
               Frederick County Maryland Educational Facilities Revenue Mount Saint Mary's
       170,000 College Series A                                                                      4.55   09/01/06         177,269
               Frederick County Maryland Educational Facilities Revenue Mount Saint Mary's
       170,000 College Series A                                                                      4.65   09/01/07         179,563
               Frederick County Maryland Educational Facilities Revenue Mount Saint Mary's
       400,000 College Series A                                                                      4.80  09/01/09          426,708
               Maryland Community Development Administration - Infrastructure Financing
       740,000 Series B MBIA Insured                                                                 4.35  06/01/06          773,670
       175,000 Maryland Community Development Administration - Residential Program Series A          4.05  09/01/07          177,704
     1,000,000 Maryland Community Development Administration - Single Family Program 1st Series      4.65  04/01/12        1,065,990
       500,000 Maryland Community Development Administration - Single Family Program 1st Series      4.75  04/01/13          530,305
       250,000 Maryland Community Development Administration Series D                                2.65   09/01/07         254,218
     1,100,000 Maryland Department of Transportation                                                 5.50   09/01/06       1,182,104
       500,000 Maryland Department of Transportation                                                 5.00   11/01/08         551,195
       500,000 Maryland Department of Transportation                                                 5.00   12/15/08         552,105
       500,000 Maryland Department of Transportation                                                 5.50   02/01/10         567,265
       900,000 Maryland Department of Transportation 2nd Issue                                       3.00   06/01/11         890,199
     1,050,000 Maryland Department of Transportation 2nd Issue                                       4.00   06/01/13       1,096,641
       300,000 Maryland Department of Transportation Prerefunded 12/01/05 @ 101                      5.00   12/01/09         315,924
     1,850,000 Maryland Department of Transportation  Prerefunded 12/15/08 @ 100                     5.50   12/15/11       2,073,757
       255,000 Maryland Economic Development Corporation - Bowie State University Project            4.00   06/01/09         261,816
               Maryland Economic Development Corporation - Maryland Department of Transportation
       500,000 Headquarters                                                                          5.00   06/01/15         545,125
               Maryland Economic Development Corporation - University of Maryland College
       250,000 Park Project                                                                          4.00   06/01/09         257,793
               Maryland Economic Development Corporation - University of Maryland College
       340,000 Park Project                                                                          4.25   06/01/10         352,893
               Maryland Economic Development Corporation - University of Maryland College
       700,000 Park Project AMBAC Insured                                                            4.00   07/01/08         739,053
               Maryland Economic Development Corporation - University of Maryland College
       300,000 Park Project AMBAC Insured                                                            5.38   07/01/12         338,181
       430,000 Maryland Economic Development Corporation - University of Maryland Series A           4.00   10/01/08         443,394
       225,000 Maryland Economic Development Corporation - University of Maryland Series A           4.50   10/01/11         231,523
               Maryland Economic Development Corporation - University Village Sheppard Pratt
       410,000 ACA Insured                                                                           4.75   07/01/07         431,390
       500,000 Maryland Health & Higher Educational Facilities - Adventist Health Care Series A      5.00   01/01/14         507,230
       500,000 Maryland Health & Higher Educational Facilities - Board of Child Care                 4.50   07/01/12         531,860
       450,000 Maryland Health & Higher Educational Facilities - Bullis School FSA Insured           5.00   07/01/13         497,416
       100,000 Maryland Health & Higher Educational Facilities - Bullis School FSA Insured           5.00   07/01/15         108,451
       120,000 Maryland Health & Higher Educational Facilities - Carroll County General Hospital     4.25   07/01/08         125,080
       250,000 Maryland Health & Higher Educational Facilities - Carroll County General Hospital     4.63   07/01/10         264,442
       500,000 Maryland Health & Higher Educational Facilities - Carroll County General Hospital     5.00   07/01/13         528,145



       500,000 Maryland Health & Higher Educational Facilities - Charity Obligated Group Series A    4.75   11/01/14         521,965
       400,000 Maryland Health & Higher Educational Facilities - Frederick Memorial Hospital         3.60   07/01/08         409,932
       450,000 Maryland Health & Higher Educational Facilities - Frederick Memorial Hospital         4.20   07/01/11         464,418
       250,000 Maryland Health & Higher Educational Facilities - Goucher College                     4.50   07/01/19         250,875
       500,000 Maryland Health & Higher Educational Facilities - Greater Baltimore Medical Center    5.00   07/01/20         516,465
               Maryland Health & Higher Educational Facilities - Johns Hopkins Health
       300,000 System AMBAC Insured                                                                  5.10   07/01/10         327,450
       500,000 Maryland Health & Higher Educational Facilities - Johns Hopkins Hospital              5.00   05/15/10         548,925
       900,000 Maryland Health & Higher Educational Facilities - Johns Hopkins Hospital              5.00   05/15/11         988,821
       500,000 Maryland Health & Higher Educational Facilities - Johns Hopkins Hospital              4.60   05/15/14         520,630
       100,000 Maryland Health & Higher Educational Facilities - Johns Hopkins Hospital              4.70   05/15/15         104,076
       400,000 Maryland Health & Higher Educational Facilities - Johns Hopkins Hospital Series A     2.25   02/01/07         402,448
               Maryland Health & Higher Educational Facilities - Johns Hopkins University
        90,000 Prerefunded 07/01/09 @ 101                                                            6.00   07/01/39         104,271
       250,000 Maryland Health & Higher Educational Facilities - Johns Hopkins University Series A   4.00   07/01/08         264,325
       500,000 Maryland Health & Higher Educational Facilities - Johns Hopkins University Series A   5.00   07/01/10         554,685
       250,000 Maryland Health & Higher Educational Facilities - Johns Hopkins University Series A   5.00   07/01/12         275,078
       250,000 Maryland Health & Higher Educational Facilities - Johns Hopkins University Series A   5.00   07/01/13         274,387
       235,000 Maryland Health & Higher Educational Facilities - Kennedy Krieger Institute           3.88   07/01/10         239,916
       535,000 Maryland Health & Higher Educational Facilities - Kennedy Krieger Institute           5.30   07/01/12         561,996
       200,000 Maryland Health & Higher Educational Facilities - Kennedy Krieger Institute           4.38   07/01/13         202,624
       575,000 Maryland Health & Higher Educational Facilities - Lifebridge Health Series A          5.00   07/01/08         619,787
     1,000,000 Maryland Health & Higher Educational Facilities - Medstar Health                      5.00   08/15/09       1,064,880
       250,000 Maryland Health & Higher Educational Facilities - McLean School                       5.00   07/01/08         266,335
               Maryland Health & Higher Educational Facilities - Medlantic/Helix Series B
       315,000 AMBAC Insured                                                                         4.00   08/15/05         322,598
               Maryland Health & Higher Educational Facilities - Medlantic/Helix Series B
       575,000 AMBAC Insured                                                                         4.00   08/15/06         599,886
       600,000 Maryland Health & Higher Educational Facilities - Pickersgill Series A                5.85   01/01/10         642,996
       635,000 Maryland Health & Higher Educational Facilities - Sheppard Pratt Series A             3.00   07/01/09         632,015
       430,000 Maryland Health & Higher Educational Facilities - Sheppard Pratt Series A             3.30   07/01/10         427,166
       250,000 Maryland Health & Higher Educational Facilities - Union Hospital of Cecil County      3.00   07/01/05         252,580
       250,000 Maryland Health & Higher Educational Facilities - Union Hospital of Cecil County      3.75   07/01/08         257,558
               Maryland Health & Higher Educational Facilities - University of Maryland Medical
       400,000 System                                                                                4.00   07/01/06         413,040
               Maryland Health & Higher Educational Facilities - University of Maryland Medical
       400,000 System                                                                                5.00   07/01/09         429,816
               Maryland Health & Higher Educational Facilities - University of Maryland Medical
       750.000 System                                                                                5.00   07/01/12         806,760
       805,000 Maryland Industrial Development Financing Authority - American Center for Physics     3.95   12/15/07         849,331
               Maryland Industrial Development Financing Authority - Holy Cross Health System
       500,000 Corporation                                                                           5.50   12/01/08         555,115
               Maryland Industrial Development Financing Authority - National Aquarium Baltimore
       500,000 Series B                                                                              4.50   11/01/14         524,785
       500,000 Maryland Transportation Authority FSA Insured                                         5.00   07/01/10         557,235
     1,000,000 Maryland Water Quality Financing Series A                                             5.30   09/01/09       1,036,000
       500,000 Montgomery County Maryland - Germantown Indoor Swim Center Project                    2.50   04/01/08         498,380
               Montgomery County Maryland - Housing Opportunity Commission Aston Woods Apartments
       500,000 Series A Multifamily Revenue                                                          4.90   05/15/31         533,820
               Montgomery County Maryland - Housing Opportunity Commission Series A Single
       400,000 Family Mortgage                                                                       2.85   07/01/07         409,004
               Montgomery County Maryland - Housing Opportunity Commission Series A Single
       245,000 Family Mortgage                                                                       4.15   07/01/08         254,753
               Montgomery County Maryland - Housing Opportunity Commission Series A Multi-Family
       200,000 Mortgage                                                                              5.40   07/01/11         218,736
       500,000 Montgomery County Maryland - Solid Waste Disposal Series A AMBAC Insured              3.25   06/01/08         515,360
     1,000,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A           5.00   04/01/08       1,091,800
       485,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A           4.00   10/01/08         514,905
       865,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A           5.00   04/01/09         932,409
       500,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A           5.00   04/01/10         538,965
                                                                                                                          ----------
Total Revenue Bonds (Cost $40,851,745)                                                                                    42,143,265
                                                                                                                          ----------

Total Municipal Bonds (Cost $66,613,398)                                                                                  68,794,006
                                                                                                                          ----------

SHARES

MONEY MARKET FUND - 2.0%
     1,380,448 CitiSM Institutional Tax Free Reserves (Cost $1,380,448)                                                    1,380,448
                                                                                                                          ----------


Total Investments in Securities - 100.1% (Cost $67,993,846)*                                                            $ 70,174,454
Other Assets & Liabilities, Net - (0.1)%                                                                                    (45,293)
                                                                                                                         -----------
NET ASSETS - 100.0%                                                                                                     $ 70,129,161
                                                                                                                         ===========

--------------------------------------------------------------------------------
ACA    American Capital Assets
AMBAC  American Municipal Bond Assurance Corporation
FGIC   Financial Guaranty Insurance Corporation
FSA    Financial Security Assurance
MBIA   Municipal Bond Insurance Association
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
               Gross Unrealized Appreciation                         $ 2,264,747
               Gross Unrealized Depreciation                            (84,139)
                                                                        --------
               Net Unrealized Appreciation (Depreciation)            $ 2,180,608

--------------------------------------------------------------------------------
BROWN ADVISORY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004
--------------------------------------------------------------------------------


SHARES           SECURITY DESCRIPTION                                   VALUE

REAL ESTATE INVESTMENT TRUSTS (REITS) - 94.5%
REITS - DIVERSIFIED - 7.5%
      7,780 Colonial Properties Trust                                  $ 314,701
     11,450 iStar Financial, Inc.                                        460,748
      7,545 Vornado Realty Trust                                         473,524
                                                                  --------------
                                                                       1,248,973
                                                                  --------------

REITS - OFFICE/INDUSTRIAL - 22.1%
     22,750 American Financial Realty Trust                              319,638
     11,390 Boston Properties, Inc.                                      631,917
     14,420 CarrAmerica Realty Corp.                                     480,763
      9,430 Duke Realty Corp.                                            320,620
     13,565 Equity Office Properties Trust                               387,416
     15,945 Glenborough Realty Trust, Inc.                               326,554
      8,200 Kilroy Realty Corp.                                          310,370
      8,945 Mack-Cali Realty Corp.                                       404,851
     12,870 Prentiss Properties Trust                                    472,458
                                                                  --------------
                                                                       3,654,587
                                                                  --------------

REITS - REGIONAL MALLS - 12.4%
     18,545 Glimcher Realty Trust                                        469,930
      9,465 Macerich Co.                                                 515,842
      8,415 Mills Corp.                                                  428,660
     11,345 Simon Property Group, Inc.                                   634,753
                                                                  --------------
                                                                       2,049,185
                                                                  --------------

REITS - RESIDENTIAL - 12.3%
     15,240 Archstone-Smith Trust                                        476,250
      6,945 Avalonbay Communities, Inc.                                  419,478
      8,515 BRE Properties, Inc.                                         318,206
      8,285 Camden Property Trust                                        390,058
     20,575 United Dominion Realty Trust, Inc.                           436,807
                                                                  --------------
                                                                       2,040,799
                                                                  --------------

REITS - SPECIALTY - 16.4%
     17,495 Health Care Property Investors, Inc.                         443,498
      6,765 Health Care REIT, Inc.                                       230,010
      8,030 Healthcare Realty Trust, Inc.                                303,132
     14,545 Hospitality Properties Trust                                 610,163
     15,185 Nationwide Health Properties, Inc.                           308,255
     13,025 Senior Housing Properties Trust                              227,938
     14,955 Sovran Self Storage, Inc.                                    592,966
                                                                  --------------
                                                                       2,715,962
                                                                  --------------

REITS - STRIP CENTERS - 23.8%
     46,405 Cedar Shopping Centers, Inc.                                 628,788
     25,340 Commercial Net Lease Realty                                  452,319
     24,105 Equity One, Inc.                                             477,761
     21,525 Heritage Property Investment Trust                           625,516
     18,330 New Plan Excel Realty Trust                                  471,448
     13,765 Regency Centers Corp.                                        633,190
     14,675 Tanger Factory Outlet Centers, Inc.                          647,167
                                                                  --------------
                                                                       3,936,189
                                                                  --------------

Total Real Estate Investment Trusts (Cost $14,539,882)                15,645,695
                                                                  --------------

MONEY MARKET FUNDS - 5.3%
    414,696 Cash Reserve Fund, Inc., Institutional Series                414,696
    465,000 Cash Reserve Fund, Inc., Prime Series                        465,000
                                                                  --------------
Total Money Market Funds (Cost $879,696)                                 879,696
                                                                  --------------

Total Investments in Securities - 99.8% (Cost $15,419,578)          $ 16,525,391
Other Assets & Liabilities, Net - 0.2%                                    38,152
                                                                  --------------
NET ASSETS - 100.0%                                                 $ 16,563,543
                                                                  ==============


--------------------------------------------
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
            Gross Unrealized Appreciation                   $1,179,982
            Gross Unrealized Depreciation                      (74,169)
                                                         --------------
            Net Unrealized Appreciation (Depreciation)      $1,105,813

--------------------------------------------------------------------------------
BROWN ADVISORY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004
--------------------------------------------------------------------------------


SHARES                SECURITY DESCRIPTION                          VALUE

COMMON STOCK - 98.9%
AUTOS & TRANSPORTATION - 4.1%
           125,449 Forward Air Corp.+                                $ 4,557,562
                                                               -----------------

BIO-TECHNOLOGY - 5.2%
           127,113 Affymetrix, Inc.+                                   3,533,741
            43,306 Martek Biosciences Corp.+                           2,312,540
                                                               -----------------
                                                                       5,846,281
                                                               -----------------

COMMUNICATION SERVICES & EQUIPMENT - 13.8%
            86,425 Akamai Technologies, Inc.+                          1,162,416
           601,467 iPass, Inc.+                                        3,759,169
           310,256 Tekelec, Inc.+                                      5,668,377
           251,150 WebEx Communications, Inc.+                         4,872,310
                                                               -----------------
                                                                      15,462,272
                                                               -----------------

CONSUMER DISCRETIONARY - 17.6%
            14,056 Apollo Group, Inc. Class A+                         1,096,368
            65,666 Bright Horizons Family Solutions, Inc.+             3,249,810
            11,792 Corporate Executive Board Co.                         694,077
           127,797 CoStar Group, Inc.+                                 5,404,535
           104,811 Getty Images, Inc.+                                 5,811,770
           124,931 Hot Topic, Inc.+                                    1,886,458
            68,175 Princeton Review, Inc.+                               483,361
           157,208 TiVo, Inc.+                                           675,994
            16,622 Universal Technical Institute, Inc.+                  455,110
                                                               -----------------
                                                                      19,757,483
                                                               -----------------

DIAGNOSTICS - 1.4%
            38,206 Gen-Probe, Inc.+                                    1,379,237
           107,771 Virologic, Inc.+                                      187,522
                                                               -----------------
                                                                       1,566,759
                                                               -----------------

FINANCIALS - 6.2%
           323,814 Digital Insight Corp.+                              4,844,258
            60,689 iPayment, Inc.+                                     2,136,253
                                                               -----------------
                                                                       6,980,511
                                                               -----------------

HEALTH CARE SERVICES - 12.3%
           121,997 Accredo Health, Inc.+                               2,665,635
           284,930 Eclipsys Corp.+                                     4,174,225
           197,559 Sunrise Senior Living, Inc.+                        6,997,540
                                                               -----------------
                                                                      13,837,400
                                                               -----------------


MATERIALS & PROCESSING - 4.5%
           123,293 Symyx Technologies, Inc.+                           2,336,402
            63,187 Trex Co., Inc.+                                     2,738,525
                                                               -----------------
                                                                       5,074,927
                                                               -----------------

MEDICAL DEVICES - 15.5%
           170,307 Align Technology, Inc.+                             2,609,103
           310,324 ArthroCare Corp.+                                   7,447,776
            50,571 CardioDynamics International Corp.+                   261,452
            24,265 Closure Medical Corp.+                                456,667
           127,308 EPIX Medical, Inc.+                                 2,527,064
           168,341 SonoSite, Inc.+                                     4,062,068
                                                               -----------------
                                                                      17,364,130
                                                               -----------------

PRODUCER DURABLES - 3.4%
           201,438 ATMI, Inc.+                                         3,795,092
                                                               -----------------

SECURITY TECHNOLOGY - 3.9%
           255,615 RSA Security, Inc.+                                 3,806,107
            68,145 Digimarc Corp.+                                       586,047
                                                                ----------------
                                                                       4,392,154
                                                               -----------------

SEMI-ELECTRONICS - 4.5%
           162,925 Power Integrations, Inc.+                           3,271,534
           213,501 Skyworks Solutions, Inc.+                           1,778,463
                                                               -----------------
                                                                       5,049,997
                                                               -----------------

SOFTWARE - 6.5%
            99,073 Synopsys, Inc.+                                     1,581,205
           276,149 Synplicity, Inc.+                                   1,333,800
           405,821 Wind River Systems, Inc.+                           4,403,158
                                                               -----------------
                                                                       7,318,163
                                                               -----------------

Total Common Stock (Cost $83,678,990)                                111,002,731
                                                               -----------------

MONEY MARKET FUND - 1.2%
                   Cash Reserve Fund, Inc.,
         1,364,524 Institutional Series (Cost $1,364,524)              1,364,524
                                                               -----------------

Total Investments in Securities - 100.1% (Cost $85,043,514)*       $ 112,367,255
Other Assets & Liabilities, Net - (0.1%)                               (131,397)
                                                               -----------------
NET ASSETS - 100.0%                                                 $112,235,858
                                                               =================

--------------------------------------------------------------------------------
+ Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
               Gross Unrealized Appreciation                       $ 33,245,867
               Gross Unrealized Depreciation                         (5,922,126)
                                                               -----------------
               Net Unrealized Appreciation (Depreciation)          $ 27,323,741

--------------------------------------------------------------------------------
BROWN ADVISORY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004
--------------------------------------------------------------------------------


SHARES                                SECURITY DESCRIPTION                                       VALUE

COMMON STOCK - 96.8%
CONSUMER DISCRETIONARY - 1.0%
           41,300 Corinthian Colleges, Inc.+                                                        $ 469,581
                                                                                          --------------------

CONSUMER STAPLES - 2.0%
           90,400 Del Monte Foods Co.+                                                                953,720
                                                                                          --------------------

ENERGY - 5.7%
           30,600 Arch Coal, Inc.                                                                     986,238
           33,400 Comstock Resources, Inc.+                                                           615,562
           16,100 Headwaters, Inc.+                                                                   492,821
           71,000 Matrix Service Co.+                                                                 318,790
           10,500 Penn Virginia Corp.                                                                 361,830
                                                                                          --------------------
                                                                                                    2,775,241
                                                                                          --------------------

FINANCIALS - 19.3%
           28,000 Affiliated Managers Group+                                                        1,373,400
          250,614 Century Business Services, Inc.+                                                  1,065,109
           66,600 Crescent Real Estate Equities Co.                                                 1,063,602
            4,000 First City Liquidating Trust Loans Assets Corp.+ #                                    2,800
           44,800 Hilb Rogal & Hobbs Co.                                                            1,524,992
           98,700 Interactive Data Corp.+                                                           1,855,560
           46,100 Nelnet, Inc. Class A+                                                             1,077,357
           53,900 Trizec Properties, Inc.                                                             910,910
           34,800 Wellsford Real Properties, Inc.+                                                    515,040
                                                                                          --------------------
                                                                                                    9,388,770
                                                                                          --------------------

HEALTH CARE - 8.3%
           54,900 Accredo Health, Inc.+                                                             1,199,565
           61,200 Collagenex Pharmaceuticals, Inc.+                                                   435,744
            9,600 Dade Behring Holdings, Inc.+                                                        504,672
           39,000 deCODE genetics, Inc.+                                                              218,400
           54,700 PolyMedica Corp.                                                                  1,663,427
                                                                                          --------------------
                                                                                                    4,021,808
                                                                                          --------------------

HOTEL, RESTAURANTS & LEISURE - 3.8%
           57,000 Speedway Motorsports, Inc.                                                        1,839,390
                                                                                          --------------------

INDUSTRIALS - 15.0%
           27,500 Banta Corp.                                                                       1,064,525
            7,800 Chemed Corp.                                                                        426,582
           71,600 EDO Corp.                                                                         1,875,204
           37,900 Electro Rent Corp.                                                                  381,653
           40,800 Fuel-Tech NV+                                                                       196,656
           34,600 Lincoln Electric Holdings, Inc.                                                   1,040,076



           27,200 Providence Service Corp.+                                                           448,800
           25,600 Silgan Holdings, Inc.                                                             1,145,600
           13,000 United Defense Industries, Inc.+                                                    496,990
           21,200 Velcro Industries NV                                                                246,132
                                                                                          --------------------
                                                                                                    7,322,218
                                                                                          --------------------

INFORMATION TECHNOLOGY - 16.4%
           13,600 Analogic Corp.                                                                      560,728
           92,300 infoUSA, Inc.+                                                                      839,007
           71,600 Intergraph Corp.+                                                                 1,857,304
           71,700 Internet Security Systems, Inc.+                                                  1,031,763
           45,700 Lipman Electric Engineering, Ltd.                                                   973,867
           71,300 Storage Technology Corp.+                                                         1,729,025
           55,400 Technitrol, Inc.+                                                                   983,904
                                                                                          --------------------
                                                                                                    7,975,598
                                                                                          --------------------

MATERIALS - 4.4%
           42,700 Compass Minerals International, Inc.                                                916,769
           46,000 HB Fuller Co.                                                                     1,211,180
                                                                                          --------------------
                                                                                                    2,127,949
                                                                                          --------------------

MEDIA - 9.9%
           82,800 Hollinger International, Inc. Class A                                             1,415,880
          147,200 MDC Partners, Inc. Class A+                                                       1,768,019
           35,700 RH Donnelley Corp.+                                                               1,658,265
                                                                                          --------------------
                                                                                                    4,842,164
                                                                                          --------------------

RETAILING - 9.0%
           31,000 Advanced Marketing Services                                                         385,330
           26,000 Handleman Co.                                                                       548,600
           45,800 Stage Stores, Inc.+                                                               1,462,852
          182,500 Triarc Cos., Inc. Class A                                                         1,978,300
                                                                                          --------------------
                                                                                                    4,375,082
                                                                                          --------------------

UTILITIES - 2.0%
           64,300 El Paso Electric Co.+                                                               986,362
                                                                                          --------------------

Total Common Stock (Cost $46,691,808)                                                              47,077,883
                                                                                          --------------------

MONEY MARKET FUND - 3.3%
        1,626,433 Cash Reserve Fund, Inc., Institutional Series (Cost $1,626,433)                   1,626,433
                                                                                          --------------------

Total Investments in Securities - 100.1%  (Cost $48,318,241)*                                    $ 48,704,316
Other Assets & Liabilities, Net - (0.1%)                                                              (46,364)
                                                                                          --------------------
NET ASSETS - 100.0%                                                                              $ 48,657,952
                                                                                          ====================

-------------------------------------------------------------------------------
+ Non-income producing security.
# Security fair valued at fair market value  pursuant to procedures  approved by the Board of Trustees.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
        Gross Unrealized Appreciation                                $2,760,995
        Gross Unrealized Depreciation                                (2,374,920)
                                                            --------------------
        Net Unrealized Appreciation (Depreciation)                     $386,075

--------------------------------------------------------------------------------
BROWN ADVISORY VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004
--------------------------------------------------------------------------------

  SHARES             SECURITY DESCRIPTION                              VALUE

COMMON STOCK - 93.9%
BASIC MATERIALS - 2.7%
    176,060 RPM International, Inc.                                  $ 2,783,509
                                                                   -------------

CONSUMER DISCRETIONARY - 14.1%
     35,130 CVS Corp.                                                  1,405,200
     58,475 Jones Apparel Group, Inc.                                  2,086,973
     41,125 Lowe's Cos., Inc.                                          2,043,912
    191,950 Mattel, Inc.                                               3,088,475
    172,325 Nokia Corp. ADR                                            2,047,221
     29,925 Reebok International Ltd.                                  1,016,552
    197,230 Time Warner, Inc.+                                         3,224,710
                                                                   -------------
                                                                      14,913,043
                                                                   -------------
CONSUMER STAPLES - 2.1%
      4,725 Adolph Coors Co.                                             323,615
     93,505 Safeway, Inc.+                                             1,888,801
                                                                   -------------
                                                                       2,212,416
                                                                   -------------
ENERGY - 4.7%
     34,445 ChevronTexaco Corp.                                        3,358,387
     52,380 National-Oilwell, Inc.+                                    1,566,162
                                                                   -------------
                                                                       4,924,549
                                                                   -------------
FINANCIALS - 25.8%
     79,305 Citigroup, Inc.                                            3,694,027
     34,445 Freddie Mac                                                2,311,949
     63,845 Lincoln National Corp.                                     2,892,179
      7,470 Markel Corp.+                                              2,195,060
     98,565 Marsh & McLennan Cos., Inc.                                4,404,870
     75,525 RenaissanceRe Holdings, Ltd.                               3,634,263
     95,080 Wachovia Corp.                                             4,460,203
     94,142 Washington Mutual, Inc.                                    3,655,534
                                                                   -------------
                                                                      27,248,085
                                                                   -------------
HEALTH CARE - 21.0%
     30,730 Baxter International, Inc.                                   938,494
    197,190 First Health Group Corp.+                                  3,007,147
     61,370 Laboratory Corp. of America Holdings+                      2,552,378
     88,350 McKesson Corp.                                             2,734,432
    155,265 Merck & Co., Inc.                                          6,982,267
    181,755 Pfizer, Inc.                                               5,937,936
                                                                   -------------
                                                                      22,152,654
                                                                   -------------
INDUSTRIALS - 9.2%
     69,850 General Electric Co.                                       2,290,382
    125,940 Snap-On, Inc.                                              4,001,114
     34,475 Tyco International Ltd.                                    1,079,757
     41,230 Union Pacific Corp.                                        2,354,645
                                                                   -------------
                                                                       9,725,898
                                                                   -------------

INFORMATION TECHNOLOGY - 14.3%
     55,775 Affiliated Computer Services, Inc. Class A+                3,030,256
    214,095 BEA Systems, Inc.+                                         1,413,027
    182,170 Hewlett-Packard Co.                                        3,259,021
    426,640 Parametric Technology Corp.+                               2,077,737
     49,485 Pitney Bowes, Inc.                                         2,155,567
    164,483 Seagate Technology                                         1,797,799
     82,475 Veritas Software Corp.+                                    1,378,982
                                                                   -------------
                                                                      15,112,389
                                                                   -------------

Total Common Stock (Cost $93,922,717)                                 99,072,543
                                                                   -------------

MONEY MARKET FUNDS - 7.1%
  3,331,441 Cash Reserve Fund, Inc., Institutional Series              3,331,441
  4,187,000 Cash Reserve Fund, Inc., Prime Series                      4,187,000
                                                                   -------------
Total Money Market Funds (Cost $7,518,441)                             7,518,441
                                                                   -------------

Total Investments in Securities - 101.0% (Cost $101,441,158)*      $ 106,590,984
Other Assets and Liabilities, Net - (1.0)%                           (1,080,563)
                                                                   -------------
NET ASSETS - 100.0%                                                $ 105,510,421
                                                                   =============


---------------------------------------------------
+   Non-income producing security.
ADR American Depositary Receipt.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
            Gross Unrealized Appreciation                        $ 7,375,036
            Gross Unrealized Depreciation                         (2,225,210)
                                                                -------------
            Net Unrealized Appreciation (Depreciation)           $ 5,149,826

MASTRAPASQUA GROWTH FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004

                                    SECURITY
  SHARES                          DESCRIPTION                                                          VALUE
--------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 98.6%

AMUSEMENT & RECREATION SERVICES - 2.6%
  16,900    Walt Disney Co.                                                                                 $379,405
                                                                                                       -------------

APPAREL & ACCESSORY STORES - 4.6%
  19,200    Gap, Inc.                                                                                        359,808
  14,000    TJX Cos., Inc.                                                                                   296,240
                                                                                                       -------------
                                                                                                             656,048
                                                                                                       -------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 3.0%
   9,900    Ryder System, Inc.                                                                               433,719
                                                                                                       -------------

BUILDING MATERIALS - 2.7%
  10,500    Home Depot, Inc.                                                                                 383,880
                                                                                                       -------------

BUSINESS SERVICES - 12.7%
   8,600    Adobe Systems, Inc.                                                                              394,482
  14,000    Novell, Inc. +                                                                                    82,600
  31,700    Oracle Corp. +                                                                                   316,049
  72,000    Sun Microsystems, Inc.+                                                                          276,480
  11,300    Symantec Corp.+                                                                                  541,948
  12,400    Veritas Software Corp.+                                                                          207,328
                                                                                                       -------------
                                                                                                           1,818,887
                                                                                                       -------------

CHEMICALS & ALLIED PRODUCTS - 20.7%
   4,700    Alcon, Inc.                                                                                      351,748
   6,800    Amgen, Inc.+                                                                                     403,172
   7,200    Biogen Idec, Inc.+                                                                               427,176
   8,000    Genentech, Inc.+                                                                                 390,240
   9,000    Genzyme Corp.+                                                                                   486,000
   5,900    Invitrogen Corp.+                                                                                292,050
   6,300    Johnson & Johnson                                                                                366,030
   9,000    Teva Pharmaceutical Industries - ADR                                                             245,250
                                                                                                       -------------
                                                                                                           2,961,666
                                                                                                       -------------

EATING & DRINKING PLACES - 1.4%
   6,000    Wendy's International, Inc.                                                                      206,220
                                                                                                       -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.0%
   9,300    Analog Devices, Inc.                                                                             322,896
  13,000    Intel Corp.                                                                                      276,770
   9,700    Novellus Systems, Inc.+                                                                          236,971
  16,200    Texas Instruments, Inc.                                                                          316,548
                                                                                                       -------------
                                                                                                           1,153,185
                                                                                                       -------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.9%
   5,700    Cephalon, Inc.+                                                                                  267,957
                                                                                                       -------------

HOTELS, ROOMING HOUSES, CAMPS, AND OTHER LODGING PLACES - 2.2%
   7,500    MGM Mirage +                                                                                     310,050
                                                                                                       -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.5%
  13,400    Applied Materials, Inc.+                                                                         212,926
  19,950    Cisco Systems, Inc.+                                                                             374,262
  31,700    EMC Corp.+                                                                                       341,409
                                                                                                       -------------
                                                                                                             928,597
                                                                                                       -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.6%
   7,000    Affymetrix, Inc.+                                                                                194,600
  16,900    Agilent Technologies, Inc. +                                                                     346,450
   5,000    Danaher Corp.                                                                                    257,100
                                                                                                       -------------
                                                                                                             798,150
                                                                                                       -------------

MOTION PICTURES - 2.5%
  22,000    Time Warner, Inc.+                                                                               359,700
                                                                                                       -------------

OIL & GAS EXTRACTION - 4.5%
  10,000    Halliburton Co.                                                                                  291,700
   5,700    Schlumberger Ltd.                                                                                352,260
                                                                                                       -------------
                                                                                                             643,960
                                                                                                       -------------

RAILROAD TRANSPORTATION - 2.6%
  13,000    Norfolk Southern Corp.                                                                           369,200
                                                                                                       -------------



SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 7.2%
   4,000    Goldman Sachs Group, Inc.                                                                        358,600
   7,700    Merrill Lynch & Co., Inc.                                                                        393,239
   5,500    Morgan Stanley                                                                                   279,015
                                                                                                       -------------
                                                                                                           1,030,854
                                                                                                       -------------

TRANSPORTATION BY AIR - 6.5%
   7,700    FedEx Corp.                                                                                      631,323
  20,000    Southwest Airlines Co.                                                                           296,400
                                                                                                       -------------
                                                                                                             927,723
                                                                                                       -------------

WHOLESALE TRADE - DURABLE GOODS - 3.4%
   8,571    Fisher Scientific International, Inc.+                                                           488,290
                                                                                                       -------------

Total Common Stock (Cost $17,392,611)                                                                     14,117,491
                                                                                                       =============

MONEY MARKET FUNDS - 1.5%
  213,913   Citifunds Institutional Trust Liquid Reserves Class A                                            213,913
            (Cost $213,913)                                                                            -------------


Principal
------------

MONEY MARKET DEPOSIT ACCOUNT - 0.0%
  $1,025    Citibank Money Market Deposit Account                                                             1,025
            (Cost $1,025)                                                                             -------------


Total Investments in Securities - 100.1%  (Cost $17,607,549)*                                            14,332,429
Other Assets and Liabilities, Net - (0.1%)                                                                 (20,315)
                                                                                                      -------------
NET ASSETS - 100.0%                                                                                    $ 14,312,114

                                                                                                     =============


+ Non-income producing security.
ADR American Depositary Receipt.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                        $1,667,109
Gross Unrealized Depreciation                                       ($4,942,229)
                                                                    ------------
Net Unrealized Appreciation (Depreciation)                          ($3,275,120)

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Forum Funds

By:      /s/ David I. Goldstein
         David I. Goldstein, President

Date:    October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ David I. Goldstein
         David I. Goldstein, President

Date:    October 29, 2004


By:      /s/ Stacey Hong
         Stacey E. Hong, Treasurer

Date:    October 29, 2004